11. Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrant activity
	Warrants Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Balance at December 31, 2017	3,414,389	$3.30 – 6.00	4.21 years	$3.92	$–
Warrants Granted	685,000	$3.00	4.78 years	3.00	–
Warrants Exercised	–	–	–	–	–
Warrants Expired	–	–	–	–	–
Balance at March 31, 2018	4,099,389	$3.00 – 6.00	4.10 years	$3.77	$–

Exercisable December 31, 2017	3,414,389	$3.30 – 6.00	4.21 years	$3.92	$–
Exercisable March 31, 2018	4,099,389	$3.00 – 6.00	4.10 years	$3.77	$–

	Warrants Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Balance at December 31, 2016	1,651,698	$3.30 - 6.00	3.75 years	$3.49	$3,301,913
Warrants Granted	2,934,381	3.30 - 5.30	-	-	ؘ-
Warrants Exercised	1,171,690	3.30	-	-	-
Warrants Expired	-
Balance at December 31, 2017	3,414,389	$3.30 - 6.00	4.21 years	$3.92	$-

Exercisable December 31, 2016	1,651,698	$3.30 - 6.00	3.75 years	$3.49	$3,301,913
Exercisable December 31, 2017	3,414,389	$3.30 - 6.00	4.21 years	$3.92	$-